Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities are as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of June 30, 2026 (Local Currency)	Principal Outstanding at June 30, 2026 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	8.2%	Jun-28	$813,589	$813,589
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	6.1%	Jun-28	586,281	669,652
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	481,281
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.0%	Dec-27	88,000	88,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.4%	Dec-27	62,000	70,817
Line of Credit	USD	Term SOFR (6) + 2.70%	6.4%	Jul-27	66,000	66,000
Total Principal Outstanding						$2,526,545

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of June 30, 2026.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	June 30, 2026	December 31, 2025
Principal Outstanding	$2,526,545	$2,639,448
Unamortized debt issuance cost	(17,606)	(24,220)
Total	2,508,939	2,615,228
Short-term debt	10,190	10,190
Non-current debt	$2,498,749	$2,605,038

Schedule of Maturities of Non Current Debt	Maturity requirements on debt as of June 30, 2026 by year are as follows:

Remainder 2026	$5,095
2027	235,006
2028	1,467,957
2029	818,487
Total	$2,526,545